Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Weitz Funds
Entity Central Index Key	0001257927
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000212508
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Institutional
Trading Symbol	WBAIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	36	0.70

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WBAIX) returned 2.84% for the 6-month period ended September 30, 2025.

Both fixed income and equity holdings contributed positively to performance. Top equity contributors included Oracle, Microsoft, Vulcan Materials, Alphabet, and Martin Marietta Materials Inc., supported by robust operating results and strength among AI infrastructure beneficiaries. Notable equity detractors included Accenture, Gartner, Aon, Roper Technologies, and IDEXX Corp., driven by investors reassessing roles in an AI-driven environment, mixed earnings results, and steadier holdings that had outperformed earlier in the year. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 15	10,000	10,000	10,000
Sep 16	10,690	10,519	10,892
Sep 17	11,663	10,528	11,683
Sep 18	12,361	10,398	12,143
Sep 19	13,346	11,468	12,950
Sep 20	14,242	12,270	14,015
Sep 21	16,270	12,160	15,610
Sep 22	14,464	10,385	13,009
Sep 23	16,048	10,452	14,078
Sep 24	18,266	11,662	16,687
Sep 25	18,456	11,997	18,017

AssetsNet	$ 229,608,404
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 617,714
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	229,608,404
Number of Portfolio Holdings	195
Net Investment Advisory Fees Paid ($)	617,714
Portfolio Turnover Rate (%)	9

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	77.6	0.8	0.77
Microsoft Corp.	38.4	1.9	0.59
Vulcan Materials Co.	32.3	2.0	0.59
Alphabet, Inc. - Class C	56.2	1.2	0.57
Martin Marietta Materials, Inc.	32.2	1.9	0.54

Sector Breakdown

% of Net Assets
Financials	10.8
Information Technology	8.8
Health Care	7.1
Industrials	6.6
Materials	5.8
Communication Services	2.7
Consumer Staples	1.0
U.S. Treasuries	33.8
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.1
Securities Held as Collateral for Securities on Loan	1.0
Commercial Mortgage-Backed Securities	0.8
Corporate Bonds	0.2
Cash Equivalents/Other	8.8
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(20.1)	2.0	(0.45)
Gartner, Inc.	(32.9)	0.4	(0.37)
Aon plc - Class A	(10.3)	2.6	(0.31)
Roper Technologies, Inc.	(15.2)	1.3	(0.22)
IDEX Corp.	(9.4)	1.9	(0.17)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	2.7
Aon plc	2.6
Vulcan Materials Co.	2.4
Thermo Fisher Scientific, Inc.	2.2
Martin Marietta Materials, Inc.	2.2
Danaher Corp.	2.2
Mastercard, Inc.	2.1
Microsoft Corp.	2.1
Visa, Inc.	2.1
Analog Devices, Inc.	1.9
22.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009628
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Investor
Trading Symbol	WBALX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	43	0.85

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WBALX) returned 2.76% for the 6-month period ended September 30, 2025.

Both fixed income and equity holdings contributed positively to performance. Top equity contributors included Oracle, Microsoft, Vulcan Materials, Alphabet, and Martin Marietta Materials Inc., supported by robust operating results and strength among AI infrastructure beneficiaries. Notable equity detractors included Accenture, Gartner, Aon, Roper Technologies, and IDEXX Corp., driven by investors reassessing roles in an AI-driven environment, mixed earnings results, and steadier holdings that had outperformed earlier in the year. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Sep 15	10,000	10,000	10,000
Sep 16	10,690	10,519	10,892
Sep 17	11,663	10,528	11,683
Sep 18	12,361	10,398	12,143
Sep 19	13,346	11,468	12,950
Sep 20	14,214	12,270	14,015
Sep 21	16,221	12,160	15,610
Sep 22	14,396	10,385	13,009
Sep 23	15,948	10,452	14,078
Sep 24	18,127	11,662	16,687
Sep 25	18,287	11,997	18,017

AssetsNet	$ 229,608,404
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 617,714
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	229,608,404
Number of Portfolio Holdings	195
Net Investment Advisory Fees Paid ($)	617,714
Portfolio Turnover Rate (%)	9

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	77.6	0.8	0.77
Microsoft Corp.	38.4	1.9	0.59
Vulcan Materials Co.	32.3	2.0	0.59
Alphabet, Inc. - Class C	56.2	1.2	0.57
Martin Marietta Materials, Inc.	32.2	1.9	0.54

Sector Breakdown

% of Net Assets
Financials	10.8
Information Technology	8.8
Health Care	7.1
Industrials	6.6
Materials	5.8
Communication Services	2.7
Consumer Staples	1.0
U.S. Treasuries	33.8
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.1
Securities Held as Collateral for Securities on Loan	1.0
Commercial Mortgage-Backed Securities	0.8
Corporate Bonds	0.2
Cash Equivalents/Other	8.8
100.0

Top Equity Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Accenture plc - Class A	(20.1)	2.0	(0.45)
Gartner, Inc.	(32.9)	0.4	(0.37)
Aon plc - Class A	(10.3)	2.6	(0.31)
Roper Technologies, Inc.	(15.2)	1.3	(0.22)
IDEX Corp.	(9.4)	1.9	(0.17)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	2.7
Aon plc	2.6
Vulcan Materials Co.	2.4
Thermo Fisher Scientific, Inc.	2.2
Martin Marietta Materials, Inc.	2.2
Danaher Corp.	2.2
Mastercard, Inc.	2.1
Microsoft Corp.	2.1
Visa, Inc.	2.1
Analog Devices, Inc.	1.9
22.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144329
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Institutional
Trading Symbol	WCPBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WCPBX) returned 3.34% for the 6-month period ended September 30, 2025.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), U.S. Treasuries, and asset-backed securities (ABS) were top contributors. MBS benefited from coupon income and lower interest rates. Corporate bonds, led by high yield, gained as credit spreads tightened during the quarter. U.S. Treasuries generated unrealized mark-to-market gains as rates declined across the curve. The ABS and CLO portfolios contributed through high coupon income and modest price appreciation. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Institutional - WCPBX	3.34	3.74	2.01	3.53
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Sep 15	10,000	10,000
Sep 16	10,704	10,519
Sep 17	10,860	10,528
Sep 18	10,889	10,398
Sep 19	11,894	11,468
Sep 20	12,807	12,270
Sep 21	13,352	12,160
Sep 22	11,870	10,385
Sep 23	12,179	10,452
Sep 24	13,641	11,662
Sep 25	14,150	11,997

AssetsNet	$ 3,713,426,169
Holdings Count | Holding	566
Advisory Fees Paid, Amount	$ 6,040,386
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	3,713,426,169
Number of Portfolio Holdings	566
Net Investment Advisory Fees Paid ($)	6,040,386
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.3
U.S. Government Agency Mortgage Related Securities	31.8
AAA	6.9
AA	2.6
A	9.2
BBB	15.3
BB	3.8
B	3.0
Non-Rated	0.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.5
1-3 Years	12.4
3-5 Years	32.5
5-7 Years	13.5
7-10 Years	1.9
10 Years or more	23.2
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.3
Asset-Backed Securities	15.1
Corporate Bonds	14.0
Commercial Mortgage-Backed Securities	9.0
Securities Held as Collateral for Securities on Loan	0.2
Term Loan	0.2
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	0.3
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-1.1
Less than 1 Year	2.5
1-3 Years	8.9
3-5 Years	23.9
5-7 Years	16.0
7-10 Years	15.2
10 Years or more	34.6
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144330
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Investor
Trading Symbol	WCPNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	33	0.65

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WCPNX) returned 3.24% for the 6-month period ended September 30, 2025.

Agency mortgage-backed securities (MBS), corporate bonds, collateralized loan obligations (CLOs), U.S. Treasuries, and asset-backed securities (ABS) were top contributors. MBS benefited from coupon income and lower interest rates. Corporate bonds, led by high yield, gained as credit spreads tightened during the quarter. U.S. Treasuries generated unrealized mark-to-market gains as rates declined across the curve. The ABS and CLO portfolios contributed through high coupon income and modest price appreciation. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Core Plus Income Fund - Investor - WCPNX	3.24	3.53	1.90	3.38
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Sep 15	10,000	10,000
Sep 16	10,682	10,519
Sep 17	10,817	10,528
Sep 18	10,824	10,398
Sep 19	11,802	11,468
Sep 20	12,692	12,270
Sep 21	13,209	12,160
Sep 22	11,742	10,385
Sep 23	12,023	10,452
Sep 24	13,465	11,662
Sep 25	13,941	11,997

AssetsNet	$ 3,713,426,169
Holdings Count | Holding	566
Advisory Fees Paid, Amount	$ 6,040,386
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	3,713,426,169
Number of Portfolio Holdings	566
Net Investment Advisory Fees Paid ($)	6,040,386
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.3
U.S. Government Agency Mortgage Related Securities	31.8
AAA	6.9
AA	2.6
A	9.2
BBB	15.3
BB	3.8
B	3.0
Non-Rated	0.1

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	16.5
1-3 Years	12.4
3-5 Years	32.5
5-7 Years	13.5
7-10 Years	1.9
10 Years or more	23.2
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	33.9
U.S. Treasuries	27.3
Asset-Backed Securities	15.1
Corporate Bonds	14.0
Commercial Mortgage-Backed Securities	9.0
Securities Held as Collateral for Securities on Loan	0.2
Term Loan	0.2
Corporate Convertible Bonds	0.0
Municipal Bonds	0.0
Cash Equivalents/Other	0.3
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-1.1
Less than 1 Year	2.5
1-3 Years	8.9
3-5 Years	23.9
5-7 Years	16.0
7-10 Years	15.2
10 Years or more	34.6
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144331
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Institutional
Trading Symbol	WVAIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	44	0.86

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WVAIX) returned 3.14% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Oracle Corp., Alphabet Inc., Microsoft Corp., Meta Platforms Inc., and healthcare company IDEXX Laboratories Inc., which reported strong results. Primary detractors were Gartner Inc., CarMax Inc., Global Payments Inc., Accenture plc, and Charter Communications Inc. IT service providers (Accenture and Gartner) were restrained as investors reassessed their roles in an AI-driven environment. Charter and CarMax posted disappointing results, while Global Payments’ acquisition of Worldpay, though we believe strategically sound, surprised investors.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Institutional	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,276	11,488	11,476
Sep 17	11,694	13,612	13,594
Sep 18	13,142	16,028	16,020
Sep 19	14,469	16,671	16,641
Sep 20	16,639	19,353	19,312
Sep 21	22,042	25,385	25,283
Sep 22	16,716	20,901	20,931
Sep 23	21,077	25,311	25,367
Sep 24	26,515	34,314	34,417
Sep 25	26,174	40,420	40,526

AssetsNet	$ 820,555,944
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,143,434
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	820,555,944
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	3,143,434
Portfolio Turnover Rate (%)	4

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	100.9	2.7	2.10
Alphabet, Inc. - Class C	56.2	3.9	1.83
Microsoft Corp.	38.5	5.0	1.42
IDEXX Laboratories, Inc.	52.1	2.9	1.22
Meta Platforms, Inc. - Class A	27.7	4.7	1.18

Sector Breakdown

% of Net Assets
Information Technology	22.5
Financials	20.9
Health Care	17.2
Communication Services	12.4
Industrials	10.6
Consumer Discretionary	6.6
Real Estate	4.7
Materials	4.5
Cash Equivalents/Other	0.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Gartner, Inc.	(37.4)	2.8	(1.28)
CarMax, Inc.	(42.1)	2.1	(1.11)
Global Payments, Inc.	(14.7)	3.7	(0.83)
Accenture plc - Class A	(20.1)	2.9	(0.63)
Charter Communications, Inc. - Class A	(25.4)	3.0	(0.61)

Largest Holdings [Text Block]
Security	% of Net Assets
Danaher Corp.	6.8
Microsoft Corp.	6.7
Thermo Fisher Scientific, Inc.	5.2
Alphabet, Inc.	5.2
Meta Platforms, Inc.	4.9
Visa, Inc.	4.8
CoStar Group, Inc.	4.7
Vulcan Materials Co.	4.5
Equifax, Inc.	4.4
Berkshire Hathaway, Inc.	4.4
51.6

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009625
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Investor
Trading Symbol	WVALX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	53	1.04

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WVALX) returned 3.05% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Oracle Corp., Alphabet Inc., Microsoft Corp., Meta Platforms Inc., and healthcare company IDEXX Laboratories Inc., which reported strong results. Primary detractors were Gartner Inc., CarMax Inc., Global Payments Inc., Accenture plc, and Charter Communications Inc. IT service providers (Accenture and Gartner) were restrained as investors reassessed their roles in an AI-driven environment. Charter and CarMax posted disappointing results, while Global Payments’ acquisition of Worldpay, though we believe strategically sound, surprised investors.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Investor	Bloomberg U.S. 1000 Total Return Index	Russell 1000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,256	11,488	11,476
Sep 17	11,644	13,612	13,594
Sep 18	13,056	16,028	16,020
Sep 19	14,340	16,671	16,641
Sep 20	16,458	19,353	19,312
Sep 21	21,760	25,385	25,283
Sep 22	16,474	20,901	20,931
Sep 23	20,749	25,311	25,367
Sep 24	26,058	34,314	34,417
Sep 25	25,678	40,420	40,526

AssetsNet	$ 820,555,944
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,143,434
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	820,555,944
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	3,143,434
Portfolio Turnover Rate (%)	4

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Oracle Corp.	100.9	2.7	2.10
Alphabet, Inc. - Class C	56.2	3.9	1.83
Microsoft Corp.	38.5	5.0	1.42
IDEXX Laboratories, Inc.	52.1	2.9	1.22
Meta Platforms, Inc. - Class A	27.7	4.7	1.18

Sector Breakdown

% of Net Assets
Information Technology	22.5
Financials	20.9
Health Care	17.2
Communication Services	12.4
Industrials	10.6
Consumer Discretionary	6.6
Real Estate	4.7
Materials	4.5
Cash Equivalents/Other	0.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
Gartner, Inc.	(37.4)	2.8	(1.28)
CarMax, Inc.	(42.1)	2.1	(1.11)
Global Payments, Inc.	(14.7)	3.7	(0.83)
Accenture plc - Class A	(20.1)	2.9	(0.63)
Charter Communications, Inc. - Class A	(25.4)	3.0	(0.61)

Largest Holdings [Text Block]
Security	% of Net Assets
Danaher Corp.	6.8
Microsoft Corp.	6.7
Thermo Fisher Scientific, Inc.	5.2
Alphabet, Inc.	5.2
Meta Platforms, Inc.	4.9
Visa, Inc.	4.8
CoStar Group, Inc.	4.7
Vulcan Materials Co.	4.5
Equifax, Inc.	4.4
Berkshire Hathaway, Inc.	4.4
51.6

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144332
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Institutional
Trading Symbol	WPVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	44	0.86

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPVIX) returned 3.93% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc. and Meta Platforms Inc., as well as Perimeter Solutions SA, HEICO Corporation, and Vulcan Materials Co., all supported by solid operating results. Detractors were CarMax Inc., LKQ Corporation, Liberty Broadband Corp., Gartner Inc., and Aon plc. CarMax, LKQ, and Liberty were held back by disappointing earnings. Gartner declined as investors reassessed its role in an AI-driven environment, while Aon gave back earlier gains.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,410	11,498	11,486
Sep 17	11,621	13,630	13,624
Sep 18	12,491	16,031	16,032
Sep 19	13,103	16,505	16,500
Sep 20	13,116	19,001	18,985
Sep 21	17,645	25,157	25,023
Sep 22	13,636	20,609	20,612
Sep 23	16,140	24,816	24,830
Sep 24	20,326	33,535	33,569
Sep 25	21,173	39,378	39,413

AssetsNet	$ 574,982,510
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,129,763
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	574,982,510
Number of Portfolio Holdings	42
Net Investment Advisory Fees Paid ($)	2,129,763
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	5.0	2.32
Perimeter Solutions, Inc.	120.8	2.4	2.11
HEICO Corp. - Class A	20.5	6.6	1.24
Meta Platforms, Inc. - Class A	28.2	4.2	1.02
Vulcan Materials Co.	32.3	3.3	0.98

Sector Breakdown

% of Net Assets
Financials	21.2
Communication Services	18.6
Industrials	13.4
Information Technology	13.2
Health Care	11.6
Materials	9.3
Real Estate	5.4
Consumer Discretionary	4.5
Securities Held as Collateral for Securities on Loan	0.2
Cash Equivalents/Other	2.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.4)	2.5	(1.33)
LKQ Corp.	(26.6)	3.1	(0.93)
Liberty Broadband Corp.	(20.3)	4.2	(0.80)
Gartner, Inc.	(37.4)	1.5	(0.68)
Aon plc - Class A	(10.3)	4.3	(0.56)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	7.9
HEICO Corp.	7.1
Alphabet, Inc.	6.3
Visa, Inc.	4.7
Meta Platforms, Inc.	4.5
Mastercard, Inc.	4.4
Aon plc	4.2
Labcorp Holdings, Inc.	4.1
Vulcan Materials Co.	3.8
CoStar Group, Inc.	3.7
50.7

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009627
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Investor
Trading Symbol	WPVLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	55	1.07

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPVLX) returned 3.85% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc. and Meta Platforms Inc., as well as Perimeter Solutions SA, HEICO Corporation, and Vulcan Materials Co., all supported by solid operating results. Detractors were CarMax Inc., LKQ Corporation, Liberty Broadband Corp., Gartner Inc., and Aon plc. CarMax, LKQ, and Liberty were held back by disappointing earnings. Gartner declined as investors reassessed its role in an AI-driven environment, while Aon gave back earlier gains.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,389	11,498	11,486
Sep 17	11,567	13,630	13,624
Sep 18	12,402	16,031	16,032
Sep 19	12,972	16,505	16,500
Sep 20	12,955	19,001	18,985
Sep 21	17,396	25,157	25,023
Sep 22	13,418	20,609	20,612
Sep 23	15,858	24,816	24,830
Sep 24	19,928	33,535	33,569
Sep 25	20,719	39,378	39,413

AssetsNet	$ 574,982,510
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,129,763
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	574,982,510
Number of Portfolio Holdings	42
Net Investment Advisory Fees Paid ($)	2,129,763
Portfolio Turnover Rate (%)	6

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	5.0	2.32
Perimeter Solutions, Inc.	120.8	2.4	2.11
HEICO Corp. - Class A	20.5	6.6	1.24
Meta Platforms, Inc. - Class A	28.2	4.2	1.02
Vulcan Materials Co.	32.3	3.3	0.98

Sector Breakdown

% of Net Assets
Financials	21.2
Communication Services	18.6
Industrials	13.4
Information Technology	13.2
Health Care	11.6
Materials	9.3
Real Estate	5.4
Consumer Discretionary	4.5
Securities Held as Collateral for Securities on Loan	0.2
Cash Equivalents/Other	2.6
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.4)	2.5	(1.33)
LKQ Corp.	(26.6)	3.1	(0.93)
Liberty Broadband Corp.	(20.3)	4.2	(0.80)
Gartner, Inc.	(37.4)	1.5	(0.68)
Aon plc - Class A	(10.3)	4.3	(0.56)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	7.9
HEICO Corp.	7.1
Alphabet, Inc.	6.3
Visa, Inc.	4.7
Meta Platforms, Inc.	4.5
Mastercard, Inc.	4.4
Aon plc	4.2
Labcorp Holdings, Inc.	4.1
Vulcan Materials Co.	3.8
CoStar Group, Inc.	3.7
50.7

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000040696
Shareholder Report [Line Items]
Fund Name	Nebraska Tax Free Income
Trading Symbol	WNTFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WNTFX) returned 3.14% for the 6-month period ended September 30, 2025.

Top contributing sectors included city-specific general obligations bonds, education revenue bonds, utility bonds, appropriation bonds and single-family housing bonds. No segment had negative performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy has been resilient. State and local conditions for investments in the Fund reflect the strength, and benefit from, the fiscal, educational, employment and economic stability of the Cornhusker state.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Nebraska Tax Free Income Fund - WNTFX	3.14	2.95	0.94	1.32
Bloomberg Municipal Bond Index	2.87	1.39	0.85	2.34
Bloomberg 5-Year Municipal Bond Index	3.57	3.43	1.10	1.94

Material Change Description [Text Block]
	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Sep 15	10,000	10,000	10,000
Sep 16	10,106	10,558	10,298
Sep 17	10,125	10,650	10,417
Sep 18	10,037	10,683	10,352
Sep 19	10,547	11,601	10,975
Sep 20	10,877	12,079	11,479
Sep 21	10,966	12,393	11,600
Sep 22	10,126	10,968	10,668
Sep 23	10,300	11,257	10,899
Sep 24	11,069	12,428	11,722
Sep 25	11,396	12,601	12,124

AssetsNet	$ 20,507,966
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ (38,643)
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	20,507,966
Number of Portfolio Holdings	84
Net Investment Advisory Fees Paid ($)	(38,643)
Portfolio Turnover Rate (%)	-

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
AAA	5.6
AA	59.2
A	23.8
BBB	3.2
Non-Rated	1.9
Cash Equivalents	6.3

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	36.0
1-3 Years	30.4
3-5 Years	14.1
5-7 Years	12.3
7-10 Years	6.0
10 Years or more	1.2
100.0

Sector Breakdown

% of Net Assets
Revenue	59.4
General Obligation	29.0
Escrow/Pre-Refunded	4.4
Cash Equivalents/Other	7.2
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	6.3
Less than 1 Year	36.2
1-3 Years	23.1
3-5 Years	15.5
5-7 Years	9.8
7-10 Years	6.3
10 Years or more	2.8
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000023365
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Institutional
Trading Symbol	WPOPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	57	1.12

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPOPX) returned 2.95% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc., Microsoft Corp., and Meta Platforms Inc., as well as Perimeter Solutions SA and payment processor CoreCard Corp., all supported by strong operating results. Primary detractors were CarMax Inc., Liberty Broadband Corp., Berkshire Hathaway Inc., Global Payments Inc., and Roper Technologies Inc. CarMax and Liberty were held back by disappointing earnings. Berkshire, a steadier holding, gave back some prior gains as investors favored higher-octane names. Global Payments’ acquisition of Worldpay, while strategically sound, surprised investors. Roper was restrained as investors reassessed its role in an AI-driven environment.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Institutional	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,452	11,498	11,486
Sep 17	11,458	13,630	13,624
Sep 18	12,021	16,031	16,032
Sep 19	13,528	16,505	16,500
Sep 20	14,301	19,001	18,985
Sep 21	17,358	25,157	25,023
Sep 22	12,880	20,609	20,612
Sep 23	15,036	24,816	24,830
Sep 24	18,303	33,535	33,569
Sep 25	18,987	39,378	39,413

AssetsNet	$ 398,714,268
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,052,318
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	398,714,268
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	2,052,318
Portfolio Turnover Rate (%)	7

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	4.5	2.08
Perimeter Solutions, Inc.	119.5	2.3	2.03
Microsoft Corp.	38.4	4.8	1.63
CoreCard Corp.	43.9	3.2	1.12
Meta Platforms, Inc. - Class A	27.6	3.2	0.85

Sector Breakdown

% of Net Assets
Financials	31.5
Information Technology	18.6
Health Care	17.5
Communication Services	15.1
Consumer Discretionary	5.5
Industrials	3.7
Materials	1.1
Cash Equivalents/Other	7.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.3)	2.4	(1.26)
Liberty Broadband Corp.	(20.2)	6.7	(1.14)
Berkshire Hathaway, Inc. - Class B	(5.6)	13.1	(0.79)
Global Payments, Inc.	(15.3)	3.4	(0.79)
Roper Technologies, Inc.	(15.2)	3.4	(0.57)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	13.6
Thermo Fisher Scientific, Inc.	6.1
Alphabet, Inc.	5.8
Danaher Corp.	5.5
Liberty Broadband Corp.	5.4
Mastercard, Inc.	5.1
Visa, Inc.	5.0
Microsoft Corp.	5.0
Global Payments, Inc.	4.2
Amazon.com, Inc.	3.8
59.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103219
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Investor
Trading Symbol	WPOIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	90	1.78

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WPOIX) returned 2.53% for the 6-month period ended September 30, 2025.

Top contributors included AI infrastructure beneficiaries Alphabet Inc., Microsoft Corp., and Meta Platforms Inc., as well as Perimeter Solutions SA and payment processor CoreCard Corp., all supported by strong operating results. Primary detractors were CarMax Inc., Liberty Broadband Corp., Berkshire Hathaway Inc., Global Payments Inc., and Roper Technologies Inc. CarMax and Liberty were held back by disappointing earnings. Berkshire, a steadier holding, gave back some prior gains as investors favored higher-octane names. Global Payments’ acquisition of Worldpay, while strategically sound, surprised investors. Roper was restrained as investors reassessed its role in an AI-driven environment.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Investor	Bloomberg U.S. 3000 Total Return Index	Russell 3000 Index
Sep 15	10,000	10,000	10,000
Sep 16	10,407	11,498	11,486
Sep 17	11,353	13,630	13,624
Sep 18	11,845	16,031	16,032
Sep 19	13,253	16,505	16,500
Sep 20	13,923	19,001	18,985
Sep 21	16,799	25,157	25,023
Sep 22	12,421	20,609	20,612
Sep 23	14,391	24,816	24,830
Sep 24	17,376	33,535	33,569
Sep 25	17,903	39,378	39,413

AssetsNet	$ 398,714,268
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,052,318
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	398,714,268
Number of Portfolio Holdings	31
Net Investment Advisory Fees Paid ($)	2,052,318
Portfolio Turnover Rate (%)	7

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Alphabet, Inc. - Class C	56.2	4.5	2.08
Perimeter Solutions, Inc.	119.5	2.3	2.03
Microsoft Corp.	38.4	4.8	1.63
CoreCard Corp.	43.9	3.2	1.12
Meta Platforms, Inc. - Class A	27.6	3.2	0.85

Sector Breakdown

% of Net Assets
Financials	31.5
Information Technology	18.6
Health Care	17.5
Communication Services	15.1
Consumer Discretionary	5.5
Industrials	3.7
Materials	1.1
Cash Equivalents/Other	7.0
100.0

Top Detractors

	Return (%)	Average Weight (%)	Contribution (%)
CarMax, Inc.	(42.3)	2.4	(1.26)
Liberty Broadband Corp.	(20.2)	6.7	(1.14)
Berkshire Hathaway, Inc. - Class B	(5.6)	13.1	(0.79)
Global Payments, Inc.	(15.3)	3.4	(0.79)
Roper Technologies, Inc.	(15.2)	3.4	(0.57)

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	13.6
Thermo Fisher Scientific, Inc.	6.1
Alphabet, Inc.	5.8
Danaher Corp.	5.5
Liberty Broadband Corp.	5.4
Mastercard, Inc.	5.1
Visa, Inc.	5.0
Microsoft Corp.	5.0
Global Payments, Inc.	4.2
Amazon.com, Inc.	3.8
59.5

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009629
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Institutional
Trading Symbol	WEFIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	23	0.45

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WEFIX) returned 2.76% for the 6-month period ended September 30, 2025.

Top contributors included non-Agency CMOs (Collateralized Mortgage Obligations), asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), and corporate bonds. Portfolio performance benefited from coupon income and the earlier decline in U.S. Treasury yields. Credit quality across portfolio holdings remained stable to strong as interest rates and credit spreads were largely unchanged in the latter part of the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Institutional - WEFIX	2.76	4.96	3.06	2.76
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	2.49	4.14	1.78	1.92

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 15	10,000	10,000	10,000
Sep 16	10,319	10,519	10,133
Sep 17	10,437	10,528	10,203
Sep 18	10,482	10,398	10,224
Sep 19	10,956	11,468	10,701
Sep 20	11,289	12,270	11,069
Sep 21	11,527	12,160	11,101
Sep 22	11,059	10,385	10,534
Sep 23	11,605	10,452	10,829
Sep 24	12,508	11,662	11,612
Sep 25	13,128	11,997	12,093

AssetsNet	$ 1,264,450,053
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 2,106,506
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	1,264,450,053
Number of Portfolio Holdings	394
Net Investment Advisory Fees Paid ($)	2,106,506
Portfolio Turnover Rate (%)	20

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	17.4
U.S. Government Agency Mortgage Related Securities	16.5
AAA	45.0
AA	5.3
A	5.9
BBB	6.3
BB	0.2
B	1.2
Non-Rated	0.5
Cash Equivalents	1.7

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	48.8
1-3 Years	34.8
3-5 Years	12.9
5-7 Years	3.5
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	35.5
Asset-Backed Securities	28.1
U.S. Treasuries	17.4
Commercial Mortgage-Backed Securities	8.9
Corporate Bonds	7.3
Corporate Convertible Bonds	0.2
Cash Equivalents/Other	2.6
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	1.7
Less than 1 Year	22.1
1-3 Years	38.8
3-5 Years	19.3
5-7 Years	3.5
7-10 Years	2.4
10 Years or more	12.2
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103218
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Investor
Trading Symbol	WSHNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	33	0.65

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: WSHNX) returned 2.66% for the 6-month period ended September 30, 2025.

Top contributors included non-Agency CMOs (Collateralized Mortgage Obligations), asset-backed securities (ABS), U.S. Treasuries, collateralized loan obligations (CLOs), and corporate bonds. Portfolio performance benefited from coupon income and the earlier decline in U.S. Treasury yields. Credit quality across portfolio holdings remained stable to strong as interest rates and credit spreads were largely unchanged in the latter part of the period. No segments had negative performance.

For additional manager insights, visit weitzinvestments.com.

Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Short Duration Income Fund - Investor - WSHNX	2.66	4.75	2.95	2.60
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
Bloomberg 1-3 Year U.S. Aggregate Index	2.49	4.14	1.78	1.92

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Sep 15	10,000	10,000	10,000
Sep 16	10,294	10,519	10,133
Sep 17	10,392	10,528	10,203
Sep 18	10,416	10,398	10,224
Sep 19	10,863	11,468	10,701
Sep 20	11,182	12,270	11,069
Sep 21	11,413	12,160	11,101
Sep 22	10,943	10,385	10,534
Sep 23	11,466	10,452	10,829
Sep 24	12,344	11,662	11,612
Sep 25	12,930	11,997	12,093

AssetsNet	$ 1,264,450,053
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 2,106,506
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	1,264,450,053
Number of Portfolio Holdings	394
Net Investment Advisory Fees Paid ($)	2,106,506
Portfolio Turnover Rate (%)	20

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	17.4
U.S. Government Agency Mortgage Related Securities	16.5
AAA	45.0
AA	5.3
A	5.9
BBB	6.3
BB	0.2
B	1.2
Non-Rated	0.5
Cash Equivalents	1.7

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	48.8
1-3 Years	34.8
3-5 Years	12.9
5-7 Years	3.5
100.0

Sector Breakdown

% of Net Assets
Mortgage-Backed Securities	35.5
Asset-Backed Securities	28.1
U.S. Treasuries	17.4
Commercial Mortgage-Backed Securities	8.9
Corporate Bonds	7.3
Corporate Convertible Bonds	0.2
Cash Equivalents/Other	2.6
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	1.7
Less than 1 Year	22.1
1-3 Years	38.8
3-5 Years	19.3
5-7 Years	3.5
7-10 Years	2.4
10 Years or more	12.2
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009630
Shareholder Report [Line Items]
Fund Name	Ultra Short Government
Trading Symbol	SAFEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	16	0.32

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

The Fund (Ticker: SAFEX) returned 1.98% for the 6-month period ended September 30, 2025.

As of September 30, the fund held 99.6% in U.S. Treasury and 0.4% in cash equivalents. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady income through favorable reinvestment rates. No segments had negative performance.

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Average Annual Return [Table Text Block]
	6 Month (%)	1 Year (%)	5 Year (%)	10 Year (%)
Weitz Ultra Short Government Fund - SAFEX	1.98	4.16	2.81	2.01
Bloomberg U.S. Aggregate Bond Index	3.26	2.88	(0.45)	1.84
ICE BofA U.S. 6-Month Treasury Bill Index	2.16	4.37	3.01	2.21

Material Change Description [Text Block]
	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Sep 15	10,000	10,000	10,000
Sep 16	10,011	10,519	10,055
Sep 17	10,068	10,528	10,136
Sep 18	10,214	10,398	10,296
Sep 19	10,474	11,468	10,568
Sep 20	10,622	12,270	10,731
Sep 21	10,631	12,160	10,745
Sep 22	10,670	10,385	10,786
Sep 23	11,130	10,452	11,281
Sep 24	11,714	11,662	11,927
Sep 25	12,201	11,997	12,449

AssetsNet	$ 145,653,619
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 88,948
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	145,653,619
Number of Portfolio Holdings	11
Net Investment Advisory Fees Paid ($)	88,948
Portfolio Turnover Rate (%)	-

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	99.6
Cash Equivalents	0.4

Duration Distribution

Maturity	% of Portfolio
Less than 1 Year	100.0
100.0

Sector Breakdown

% of Net Assets
U.S.Treasury Notes	13.8
Asset-Backed Securities	0.0
Cash Equivalents/Other	86.2
100.0

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	0.4
Less than 1 Year	99.6
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.